Other Liabilities, Provisions, Contingencies and Commitments - Contingencies (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Provisions	$ 5,589	$ 6,303
Indirect taxes
Disclosure of financial liabilities [line items]
Provisions	2,845	3,153	$ 5,062	$ 5,421
Labor
Disclosure of financial liabilities [line items]
Provisions	1,807	1,857	2,455	2,601
Legal
Disclosure of financial liabilities [line items]
Provisions	$ 937	$ 1,293	$ 1,337	$ 1,906